Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The Group’s financial assets and liabilities measured at fair value on a recurring basis, including accrued interest components, consisted of the following types of instruments as of December 31, 2023 and 2022:
	Fair value measurements
	December 31, 2023
	Level 1	Level 3	Total
Assets:
Financial assets at fair value through the other comprehensive income	$19,450	$287	$19,737
Financial assets measured at fair value through profit or loss	-	4,620	4,620
Dividend preference derivative in TSG (1)	-	3,000	3,000
Assets in respect of business combinations	-	1,368	1,368
	$19,450	$9,275	$28,725

	Fair value measurements
	December 31, 2023
	Level 3	Total
Liabilities:
Put options of non-controlling interests	$57,867	$57,867
Contingent consideration in respect of business combination	$10,576	$10,576

	$68,443	$68,443
	Fair value measurements
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets at fair value through the other comprehensive income	$9,408	$-	$462	$9,870
Financial assets measured at fair value through profit or loss	738	-	4,762	5,500
Dividend preference derivative in TSG (1)	-	-	3,000	3,000
Foreign currency derivative contracts	-	109	-	109

	$10,146	$109	$8,224	$18,479
	Fair value measurements
	December 31, 2022
	Level 3	Total
Liabilities:
Put options of non-controlling interests	$72,188	$72,188
Contingent consideration in respect of business combination	30,635	30,635

	$102,823	$102,823
(1)	The fair value of dividend preference derivative in TSG was estimated using the Monte-Carlo simulation technique.

Schedule of Changes in Financial Assets and Liabilities	Changes in financial assets and liabilities classified in Level 3:
	Financial assets measured at fair value	Financial Liabilities measured at fair value
Balance as of January 1, 2022:	$2,023	$95,773
Increase due to acquisitions	462	19,791
Fair value measured for the first time	4,762	7,086
Change in fair value measurements	977	629
Deduction of the contingent consideration	-	(17,171)
Other	-	(3,285)
Balance as of December 31, 2022	$8,224	$102,823
Increase due to acquisitions	1,368	8,039
Fair value measured for the first time	-	1,594
Change in fair value measurements	(175)	(893)
Deduction of the contingent consideration	-	(39,837)
Other	(142)	(3,283)
Balance as of December 31, 2023	$9,275	$68,443